Inventories - Changes in Provision for Slow Moving and Obsolete Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Beginning balance	€ 16,194	€ 13,251
Provision	3,353	2,956
Utilizations and other changes	(1,405)	(13)
Ending balance	€ 18,142	€ 16,194